NOTE 16 - Financial instruments and risk management: Schedule of Financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Details
Financial Assets at Amortized Cost - Cash and cash equivalents	$ 2,390	$ 5,355
Financial Assets at Amortized Cost - Trade accounts receivable	1,116	808
Financial Assets at Amortized Cost - Other accounts receivable (*)	13	17
Financial Assets at Amortized Cost - Restricted cash	371	179
Financial Assets at Amortized Cost	3,890	6,359
Financial Liabilities at Amortized Cost - Trade accounts payable and Accrued liabilities	3,926	2,236
Financial Liabilities at Amortized Cost - Other accounts payable (**)	2,325	1,527
Financial Liabilities at Amortized Cost - Loans	3,905	0
Financial Liabilities at Amortized Cost - Liability and Provision for Agricultural Research Organization (**)	2,696	2,508
Financial Liabilities at Amortized Cost - Lease liabilities	9,913	1,807
Financial Liabilities at Amortized Cost	22,765	8,078
Financial Liabilities at Fair Value - Derivative liability - Warrants	0	526
Financial Liabilities at Fair Value - Convertible loan	0	20,533
Financial Liabilities at Fair Value	$ 0	$ 21,059